Organization and Principal Activities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Organization and Principal Activities [Abstract]
Schedule of AGM Holdings' Subsidiaries

As of June 30, 2024, AGM Holdings’ subsidiaries are as follows:

Name	Date of Incorporation	Place of Incorporation	Percentage of Effective Ownership	Principal Activities
AGM Technology Limited (“AGM Technology “)	May 21, 2015	Hong Kong	100%	Sale of cryptocurrency mining machines and standardized computing equipment
AGM Tianjin Construction Development Co., Ltd. (“AGM Tianjin”) formerly Shenzhen AnGaoMeng Financial Technology Service Co., Ltd.	October 13, 2015	China	100%	Holding entity
Beijing AnGaoMeng Technology Service Co., Ltd. (“AGM Beijing”)	November 13, 2015	China	100%	Software development and provider
AGM Software Service LTD (“AGM Software”)	June 14, 2017	BVI	100%	Core technology service provider
Nanjing Lucun Semiconductor Co., Ltd. (“Nanjing Lucun”)	June 17, 2021	China	100%	Sale of cryptocurrency mining machines and standardized computing equipment
AGM Defi Lab Ptd Limited (“AGM Defi Lab”)	July 30, 2021	Singapore	100%	Software development and provider
AGM Defi Tech Limited (“AGM Defi Tech”)	August 8, 2021	Hong Kong	100%	Software development and provider
Beijing Keen Sense Technology Service Co., Ltd (“Beijing Keen Sense”)	October 21, 2021	China	100%	Software development and provider
AGM Electronic Technology Limited (“AGM HK”)	January 26, 2024	Hong Kong	100%	Sale of cryptocurrency mining machines and standardized computing equipment
AGM Canada Holdings Limted (“AGM Canada”)	April 17, 2024	Canada	100%	Sale of cryptocurrency mining machines and standardized computing equipment
Beijing Bixin Electronic Technology Co., Ltd (“AGM Bixin”)	April 26, 2024	China	100%	Software development and provider

As of December 31, 2023, AGM Holdings’ subsidiaries are as follows:

Name	Date of Incorporation	Place of Incorporation	Percentage of Effective Ownership	Principal Activities
AGM Technology Limited (“AGM Technology “)	May 21, 2015	Hong Kong	100%	Sale of cryptocurrency mining machines and standardized computing equipment
AGM Tianjin Construction Development Co., Ltd. (“AGM Tianjin”) formerly Shenzhen AnGaoMeng Financial Technology Service Co., Ltd.	October 13, 2015	China	100%	Holding entity
Beijing AnGaoMeng Technology Service Co., Ltd. (“AGM Beijing”)	November 13, 2015	China	100%	Software development and provider
AGM Software Service LTD (“AGM Software”)	June 14, 2017	BVI	100%	Core technology service provider
Nanjing Lucun Semiconductor Co., Ltd. (“Nanjing Lucun”)	June 17, 2021	China	100%	Sale of cryptocurrency mining machines and standardized computing equipment
AGM Defi Lab Ptd Limited (“AGM Defi Lab”)	July 30, 2021	Singapore	100%	Software development and provider
AGM Defi Tech Limited (“AGM Defi Tech”)	August 8, 2021	Hong Kong	100%	Software development and provider
Beijing Keen Sense Technology Service Co., Ltd (“Beijing Keen Sense”)	October 21, 2021	China	100%	Software development and provider